UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011
                                              -----------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB&T Wealth Management
         -------------------------------------------------
Address: 1 S. Nevada Ave. Ste 200
         -------------------------------------------------
         Colorado Springs, CO 80903
         -------------------------------------------------

         -------------------------------------------------

Form 13F File Number: 28-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Justin A. Leveille
         -------------------------------------------------
Title:   Chief Operating Officer
         -------------------------------------------------
Phone:   719-228-1080
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Justin A. Leveille            Colorado Springs, CO             11/11/11
-----------------------------   ----------------------------   -----------------
      [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

No.      Form 13F File Number   Name
01       28-12572               Tradewinds Global Investors, LLC
02       28-05723               Metropolitan West Capital Management, LLC
03       28-01880               Anchor Capital Advisors, INC
04       28-10477               Riversource Investments, LLC
05       28-06213               Eagle Global Advisors, LLC
06       28-04981               Goldman Sachs Group, Inc.
07       28-01204               Wentworth Hauser & Violich, Inc.
08       28-05792               Kayne Anderson Rudnick Investment Management
09       28-10562               AllianceBernstein L.P.
10       28-13577               Riverfront Investment Group, LLC
11       28-05973               Wedgewood Partners, Inc.
12       28-01474               NWQ Investment Management Co, LLC
13                              Macquarie Allegiance Capital
14       28-03477               Madison Investment Advisors Inc
15                              Cincinnati Asset Mgmnt Inc
16       28-06462               Chartwell Investment Partners
17       28-11396               Royal Bank of Canada

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       13
                                         ---------------
Form 13F Information Table Entry Total:  5
                                         ---------------
Form 13F Information Table Value Total:  6282
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                             SHARES     SH/    CALL/  INVSTMT                    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP         VALUE  PRN AMT    PRN    PUT    DSCRETN   OTHER MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3M COMPANY                         CS  88579y101     4,500   62,689      SH            Sole                                   62689
BERKSHIRE HATHAWAY INC-DEL CL      CS   84670108       214        2      SH            Sole                                       2
ISHARES TRUST MSCI EAFE INDEX      CS  464287465       519   10,853      SH            Sole                                   10853
ISHARES TRUST RUSSELL 2000 GRO     CS  464287648       553    7,531      SH            Sole                                    7531
ISHARES TRUST RUSSELL 2000 VAL     CS  464287630       496    8,690      SH            Sole                                    8690